Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 0	$ 0
State	0	0
Total current	0	0
Deferred:
Federal	0	0
State	0	0
Total deferred	0	0
Total provision for income taxes	$ 0	$ 0